Form N-1A Supplement	Jul. 01, 2026
KraneShares SSE STAR Market 50 Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated July 1, 2026, to the Fund’s currently effective Summary Prospectus and
Statutory Prospectus, as each may be supplemented and amended from time to time.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

Effective July 20, 2026, the following changes are made to the Summary Prospectus and Statutory Prospectus:

1.	All references to “KraneShares SSE STAR Market 50 Index ETF” are hereby replaced with “KraneShares China Technology & Semiconductor STAR 50 Index ETF”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.